Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000070601
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cambiar International Equity Fund, Institutional Class Shares
C000015898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cambiar International Equity Fund, Investor Class Shares
C000015896
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cambiar Opportunity Fund, Institutional Class Shares
C000015897
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cambiar Opportunity Fund, Investor Class Shares
C000070602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cambiar Small Cap Fund, Institutional Class Shares
C000015899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cambiar Small Cap Fund, Investor Class Shares
C000148331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cambiar SMID Fund, Institutional Class Shares
C000101540
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cambiar SMID Fund, Investor Class Shares
Without Sales Load [Member] | C000070601
Average Annual Return [Line Items]
Average Annual Return, Percent	23.68%	2.69%	2.95%
Without Sales Load [Member] | C000015898
Average Annual Return [Line Items]
Average Annual Return, Percent	23.53%	2.59%	2.83%
Without Sales Load [Member] | C000015896
Average Annual Return [Line Items]
Average Annual Return, Percent	29.09%	13.28%	10.55%
Without Sales Load [Member] | C000015897
Average Annual Return [Line Items]
Average Annual Return, Percent	28.85%	13.06%	10.32%
Without Sales Load [Member] | C000070602
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	7.64%	5.83%
Without Sales Load [Member] | C000015899
Average Annual Return [Line Items]
Average Annual Return, Percent	23.27%	7.43%	5.63%
Without Sales Load [Member] | C000148331
Average Annual Return [Line Items]
Average Annual Return, Percent	17.44%	9.39%		8.78%
Without Sales Load [Member] | C000101540
Average Annual Return [Line Items]
Average Annual Return, Percent	17.31%	9.30%	8.73%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	22.97%	6.24%	5.27%
MSCI EAFE Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net) (USD)
Average Annual Return, Percent	22.97%	6.24%	5.27%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Average Annual Return, Percent	30.98%	10.14%	8.87%
Russell 1000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Average Annual Return, Percent	30.98%	10.14%	8.87%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index (USD)
Average Annual Return, Percent	31.77%	8.42%	7.33%
Russell 2000 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index (USD)
Average Annual Return, Percent	31.77%	8.42%	7.33%
Russell 2500 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index (USD)
Average Annual Return, Percent	32.42%	9.39%		7.87%
Russell 2500 Value Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index (USD)
Average Annual Return, Percent	32.42%	9.39%	7.87%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	37.86%	14.60%	12.44%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	37.86%	14.60%		12.44%
Russell 3000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Average Annual Return, Percent	37.86%	14.60%	12.44%